SHARE-BASED COMPENSATION - Narrative (Details)	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2023 shares	Mar. 31, 2022 shares	Dec. 31, 2022 EUR (€) shares company	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			122,125	356,567
Vesting percentages (percent)		10000.00%
Number of other equity instruments outstanding in share-based payment arrangement (shares)			227,394	275,833	573,902
Expense from share-based payment transactions with employees | €			€ 16,172,000	€ 11,689,000	€ 17,401,000
Unrecognized compensation expense | €			16,069,000
Share-based compensation expense from commercial agreements with certain suppliers | €			€ 4,688,000	€ 2,206,000
Common Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued (in shares)		122,125	193,923,499	193,923,499
PSU's, 2019 - 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		68,013
RSU's, 2019- 2021 Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)		54,112
Equity Incentive Plan 2020 - 2022, Performance Stock Units And Restricted Stock Units | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
PSU's, 2020 - 2022 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentages (percent)		95.00%
Number of other equity instruments expected to vest in share-based payment arrangement (in shares)	36,090
PSU's, 2020 - 2022 Plan | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Number of companies in industry specific peer group | company			8
PSU's, 2020 - 2022 Plan | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			30.00%
PSU's, 2020 - 2022 Plan | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			20.00%
PSU's, 2020 - 2022 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			60,000
RSU's, 2020 - 2022 Plan | Potential ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments expected to vest in share-based payment arrangement (in shares)	32,339
RSU's, 2020 - 2022 Plan | Executive Chairman, Former CEO, Members of the FLT and Other Key Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			48,000
Equity Incentive Plan 2021 - 2023, Performance Stock Units and Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Equity Incentive Plan 2021 - 2023, PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			50,000
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			50.00%
Number of companies in industry specific peer group | company			8
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			30.00%
Equity Incentive Plan 2021 - 2023, PSUs | Achievement of technological innovation and new model development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			20.00%
Equity Incentive Plan 2021 - 2023, RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			41,000
Equity Incentive Plan 2022 - 2024, Performance Stock Units And Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance period			3 years
Equity Incentive Plan 2022 - 2024, Performance Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			72,000
Fair value of awards (in Euro per share) | €			€ 200.13
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target TSR ranking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Number of companies in industry specific peer group | company			11
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			40.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			2000.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement of ESG carbon emission target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			5000.00%
Equity Incentive Plan 2022 - 2024, Performance Stock Units | Achievement ESG maintenance equity salary certification target
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of target awards that vest (percent)			5000.00%
Equity Incentive Plan 2022 - 2024, Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments granted in share-based payment arrangement (shares)			26,000
Fair value of awards (in Euro per share) | €			€ 201.2
Other Share Awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding awards that had vested (in shares)			6,643
Number of instruments granted in share-based payment arrangement (shares)			15,271
Number of other equity instruments outstanding in share-based payment arrangement (shares)			6,628
Fair value of awards (in Euro per share) | €			€ 203